Summary of significant accounting policies - IFRS 16 right-of-use assets by type (Details) - CHF (SFr)	Dec. 31, 2019	Dec. 31, 2018
Disclosure of initial application of standards
Right-of-use assets	SFr 543,340
Properties
Disclosure of initial application of standards
Right-of-use assets	496,126
Equipment
Disclosure of initial application of standards
Right-of-use assets	SFr 47,214
After application of IFRS 16
Disclosure of initial application of standards
Right-of-use assets		SFr 544,510
After application of IFRS 16 | Properties
Disclosure of initial application of standards
Right-of-use assets		483,350
After application of IFRS 16 | Equipment
Disclosure of initial application of standards
Right-of-use assets		SFr 61,160